Notes to the interim condensed consolidated statement of financial position - Lease liabilities (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Lease liabilities	€ 4,027		€ 4,654
Increase (decrease) in lease liabilities	(600)
Repayment of lease liabilities	1,317	€ 1,173
Fibroscan machines
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in lease liabilities	700
Cash outflow for leases	€ 1,300
Minimum | Fibroscan machines
Disclosure of detailed information about borrowings [line items]
Lease term		3 years
Maximum | Fibroscan machines
Disclosure of detailed information about borrowings [line items]
Lease term		4 years
Lease liabilities | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	1.89%
Lease liabilities | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	5.18%